Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Reconciliation of Ordinary Shares Subject to Possible Redemption
As of June 30, 2023 and December 31, 2022, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,637,000)
Issuance costs allocated to Class A ordinary shares	(12,907,420)
Plus:
Accretion of carrying value to redemption value	28,124,181
Initial Pre-Extension Redemption	(210,161,774)

Class A ordinary shares subject to possible redemption as of December 31, 2022	25,417,987
Plus:
Remeasurement of carrying value to redemption value	1,108,239

Initial Pre-Extension Redemption	(4,041,203)

Class A ordinary shares subject to possible redemption as of June 30, 2023	$22,485,023

As of December 31, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,637,000)
Issuance costs allocated to Class A ordinary shares	(12,907,420)
Plus:
Accretion of carrying value to redemption value	25,994,420

Class A ordinary shares subject to possible redemption as of December 31, 2021	233,450,000
Plus:
Remeasurement of carrying value to redemption value	2,129,761
Initial Pre-Extension Redemption	(210,161,774)

Class A ordinary shares subject to possible redemption as of December 31, 2022	$25,417,987

Calculation of Basic and Diluted Net Loss Per Ordinary Share
The foll
o
wing table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the three months ended June 30, 2023		For the three months ended June 30, 2022
	Class A	Class B	Class A	Class B

Basic and diluted net loss per share:
Numerator:
Net loss	$(379,403)	$(944,892)	$(38,202)	$(9,551)
Denominator:
Basic and diluted weighted average shares	2,192,766	5,750,000	23,000,000	5,750,000

Basic and diluted net loss per share	$(0.17)	$(0.17)	$(0.00)	$(0.00)

	For the six months ended June 30, 2023			For the six months ended June 30, 2022
	Class A		Class B	Class A	Class B

Basic and diluted net loss per share:
Numerator:
Net loss	$(983,898,	)	$(2,433,719)	$(430,346)	$(107,586)
Denominator:
Basic and diluted weighted average shares	2,324,596		5,750,000	23,000,000	5,750,000

Basic and diluted net loss per share	$(0.42)		$(0.42)	$(0.02)	$(0.02)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period Ended December 31, 2022		For the Period January 21, 2021 (Inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(1,360,510)	$(403,283)	$(138,342)	$(174,932)
Denominator:
Basic and diluted weighted average shares	19,398,096	5,750,000	4,011,628	5,072,674
Basic and diluted net loss per share	$(0.07)	$(0.07)	$(0.03)	$(0.03)